Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Financial Services Portfolio
September 30, 2022
VFS-NPRT3-1122
1.807734.118
Common Stocks - 99.5%
	Shares	Value ($)
Banks - 40.5%
Diversified Banks - 22.0%
Bank of America Corp.	357,700	10,802,540
Citigroup, Inc.	154,000	6,417,180
JPMorgan Chase & Co.	98,500	10,293,250
Piraeus Financial Holdings SA (a)	167,700	169,147
U.S. Bancorp	138,300	5,576,256
Wells Fargo & Co.	308,577	12,410,969
		45,669,342
Regional Banks - 18.5%
Associated Banc-Corp.	87,000	1,746,960
Bank OZK	40,500	1,602,180
BankUnited, Inc.	32,900	1,124,193
BOK Financial Corp.	15,942	1,416,606
Cadence Bank	67,310	1,710,347
Comerica, Inc.	22,900	1,628,190
East West Bancorp, Inc.	35,500	2,383,470
First Citizens Bancshares, Inc.	3,800	3,030,234
First Interstate Bancsystem, Inc.	54,569	2,201,859
Heartland Financial U.S.A., Inc.	35,100	1,521,936
Huntington Bancshares, Inc.	256,470	3,380,275
M&T Bank Corp.	36,030	6,352,810
PacWest Bancorp	52,500	1,186,500
Popular, Inc.	25,900	1,866,354
Signature Bank	10,400	1,570,400
Truist Financial Corp.	94,000	4,092,760
Wintrust Financial Corp.	20,400	1,663,620
		38,478,694
TOTAL BANKS		84,148,036
Capital Markets - 17.4%
Asset Management & Custody Banks - 8.2%
Affiliated Managers Group, Inc.	11,100	1,241,535
AllianceBernstein Holding LP	100	3,506
Bank of New York Mellon Corp.	75,200	2,896,704
Brookfield Asset Management, Inc. Class A (a)	41,741	1,706,789
Carlyle Group LP	71,600	1,850,144
Northern Trust Corp.	17,000	1,454,520
Patria Investments Ltd.	156,700	2,044,935
Phoenix Vega Mezz PLC (a)	117,200	7,326
State Street Corp.	95,300	5,795,193
		17,000,652
Financial Exchanges & Data - 1.8%
Bolsa Mexicana de Valores S.A.B. de CV	728,800	1,219,160
Cboe Global Markets, Inc.	21,027	2,467,939
		3,687,099
Investment Banking & Brokerage - 7.4%
Lazard Ltd. Class A	83,600	2,660,988
Morgan Stanley	94,500	7,466,445
Raymond James Financial, Inc.	37,550	3,710,691
Virtu Financial, Inc. Class A	75,200	1,561,904
		15,400,028
TOTAL CAPITAL MARKETS		36,087,779
Consumer Finance - 4.3%
Consumer Finance - 4.3%
Capital One Financial Corp.	53,900	4,967,963
FirstCash Holdings, Inc.	33,438	2,452,677
OneMain Holdings, Inc.	51,000	1,505,520
		8,926,160
Diversified Financial Services - 2.0%
Multi-Sector Holdings - 0.8%
Cannae Holdings, Inc. (a)	84,600	1,747,836
Other Diversified Financial Services - 1.2%
Apollo Global Management, Inc.	53,400	2,483,100
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,230,936
Insurance - 26.4%
Insurance Brokers - 5.7%
Arthur J. Gallagher & Co.	34,500	5,907,090
Marsh & McLennan Companies, Inc.	40,300	6,016,387
		11,923,477
Life & Health Insurance - 3.0%
Globe Life, Inc.	38,700	3,858,390
Primerica, Inc.	19,200	2,370,240
		6,228,630
Multi-Line Insurance - 2.7%
Assurant, Inc.	16,900	2,455,063
Hartford Financial Services Group, Inc.	51,600	3,196,104
		5,651,167
Property & Casualty Insurance - 12.4%
American Financial Group, Inc.	15,700	1,930,001
Beazley PLC	284,400	1,772,839
Chubb Ltd.	35,800	6,511,304
Fidelity National Financial, Inc.	72,800	2,635,360
First American Financial Corp.	65,000	2,996,500
Hiscox Ltd.	190,300	1,867,084
Old Republic International Corp.	69,500	1,454,635
Selective Insurance Group, Inc.	18,100	1,473,340
The Travelers Companies, Inc.	32,612	4,996,158
		25,637,221
Reinsurance - 2.6%
Reinsurance Group of America, Inc.	43,600	5,485,316
TOTAL INSURANCE		54,925,811
IT Services - 2.9%
Data Processing & Outsourced Services - 2.9%
Global Payments, Inc.	26,300	2,841,715
MasterCard, Inc. Class A	10,900	3,099,306
		5,941,021
Professional Services - 1.5%
Research & Consulting Services - 1.5%
Dun & Bradstreet Holdings, Inc.	118,100	1,463,259
Equifax, Inc.	9,500	1,628,585
		3,091,844
Software - 0.5%
Application Software - 0.5%
Black Knight, Inc. (a)	16,800	1,087,464
Thrifts & Mortgage Finance - 4.0%
Thrifts & Mortgage Finance - 4.0%
Essent Group Ltd.	100,100	3,490,487
NMI Holdings, Inc. (a)	183,144	3,730,643
Walker & Dunlop, Inc.	12,100	1,013,133
		8,234,263
TOTAL COMMON STOCKS (Cost $200,455,975)		206,673,314

Convertible Bonds - 0.6%
	Principal Amount (b)	Value ($)
IT Services - 0.6%
Data Processing & Outsourced Services - 0.6%
Affirm Holdings, Inc. 0% 11/15/26 (c) (Cost $1,212,868)	1,989,000	1,196,482

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $201,668,843)	207,869,796
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(250,353)
NET ASSETS - 100.0%	207,619,443

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,196,482 or 0.6% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,346,614	53,377,942	54,724,556	2,366	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	366,825	39,468,589	39,835,414	569	-	-	-	0.0%
Total	1,713,439	92,846,531	94,559,970	2,935	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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